Shareholders' Equity (Details 9) (Stock Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Range of Exercise Prices
Options Outstanding (in shares)	1,038	1,209
Weighted Average Exercise Price (in dollars per share)	$ 45.31	$ 41.53
Options Exercisable (in shares)	562	689
Weighted Average Exercise Price (in dollars per share)	$ 39.93	$ 34.66
Weighted Average Remaining Contractual Life	3 years 5 months 23 days	3 years 6 months
Weibo Corporation
Range of Exercise Prices
Options Outstanding (in shares)	18,561	23,469
Weighted Average Exercise Price (in dollars per share)	$ 1.17	$ 0.69
Options Exercisable (in shares)	8,957	8,557
Weighted Average Exercise Price (in dollars per share)	$ 0.48	$ 0.38
Weighted Average Remaining Contractual Life	4 years 3 months 18 days	4 years 7 months 6 days
Weibo Corporation | Range of Exercise Prices $0.36 - $0.41
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.36	$ 0.36
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 0.41	$ 0.41
Options Outstanding (in shares)	12,571	19,567
Weighted Average Exercise Price (in dollars per share)	$ 0.36	$ 0.36
Options Exercisable (in shares)	7,989	8,522
Weighted Average Exercise Price (in dollars per share)	$ 0.36	$ 0.37
Weighted Average Remaining Contractual Life	3 years 8 months 12 days	4 years 7 months 6 days
Weibo Corporation | Range of Exercise Prices $0.96 - $1.80
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.96	$ 0.96
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 1.80	$ 1.80
Options Outstanding (in shares)	1,324	1,778
Weighted Average Exercise Price (in dollars per share)	$ 1.14	$ 1.14
Options Exercisable (in shares)	830
Weighted Average Exercise Price (in dollars per share)	$ 1.14
Weighted Average Remaining Contractual Life	4 years 3 months 18 days	4 years 7 months 6 days
Weibo Corporation | Range of Exercise Prices $3.25 - $3.36
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.25	$ 3.25
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.36	$ 3.36
Options Outstanding (in shares)	2,822	2,124
Weighted Average Exercise Price (in dollars per share)	$ 3.30	$ 3.34
Options Exercisable (in shares)	138	35
Weighted Average Exercise Price (in dollars per share)	$ 3.26	$ 3.35
Weighted Average Remaining Contractual Life	5 years 7 months 6 days	4 years 8 months 12 days
Weibo Corporation | Range of Exercise Prices $3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50
Options Outstanding (in shares)	1,844
Weighted Average Exercise Price (in dollars per share)	$ 3.48
Weighted Average Remaining Contractual Life	6 years 7 months 6 days